Commitments and Contingencies - Capital Commitments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Wind turbine installation vessel
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	$ 654,700
Capital commitments paid	131,000
DSME1
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	264,289
2023	0
2024	66,072
2025	198,217
DSME2
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	259,526
2023	0
2024	64,882
2025	$ 194,644